SHARE OPTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2018	Jul. 31, 2016	Sep. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share price (in dollars per share)						$ 4.59
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	33 months	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted share options (in shares)	180	1,170
Weighted average exercise price, Exercisable Options (in dollars per share)	$ 7.40	$ 8.00		$ 7.30
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate (in hundredths)	2.78%	0.69%
Expected life	1 year 7 months	3 years 6 months
Expected volatility (in hundredths)	38.24%	79.80%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Risk free interest rate range							3 years
Share price (in dollars per share)				$ 12.86
Number of shares vested (in shares)				1,350
Number of shares expired or forfeited (in shares)				33
Unrecognized stock compensation expense				$ 0	$ 300,000
Compensation expense recognized				$ 400,000	$ 1,000,000	$ 2,100,000
Weighted average grant date fair value of options granted (in dollars per share)					$ 1.53		$ 4.06
Stock Options Granted 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Unrecognized stock compensation expense					$ 200,000
Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year
Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		2 years
Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years